Fees Summary	Jul. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,248,000
Previously Paid Amount	0.00
Total Fee Amount	310.45
Total Offset Amount	0.00
Net Fee	310.45
Narrative - Max Aggregate Offering Price	$ 2,248,000
Final Prospectus	true